Transactions and Balances with Related Parties (Details) - Schedule of current liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of current liabilities [Abstract]
Compensation to key management personnel	$ 270	$ 139
Current liabilities of Jeffs’ Brands to related parties	177
Other accrued expenses to related parties of Eventer	169
Current liabilities related parties	$ 616	$ 139